Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
THIRD QUARTER REPORT
July 31, 2024 (Unaudited)
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Research Enhanced Core ETF | 2024
Common Stocks 96.2%
Issuer Shares Value ($)
Communication Services  8.3%
Diversified Telecommunication Services 0.3%
AT&T, Inc. 138,251 2,661,332
Entertainment 0.7%
Electronic Arts, Inc. 5,159 778,699
Playtika Holding Corp. 1,298 9,904
Roku, Inc.
(a)
2,495 145,234
Spotify Technology SA
(a)
2,825 971,630
Walt Disney Co. (The) 35,801 3,354,196
Total 5,259,663
Interactive Media & Services 7.1%
Alphabet, Inc. Class A 112,887 19,364,636
Alphabet, Inc. Class C 95,280 16,497,732
Match Group, Inc.
(a)
5,048 192,531
Meta Platforms, Inc. Class A 43,580 20,693,091
Pinterest, Inc. Class A
(a)
11,700 373,815
Total 57,121,805
Media 0.2%
Fox Corp. Class A 4,672 177,723
Fox Corp. Class B 2,624 92,968
New York Times Co. (The) Class A 3,074 164,736
News Corp. Class A 7,431 204,947
News Corp. Class B 2,120 60,399
Trade Desk, Inc. (The) Class A
(a)
8,640 776,563
Total 1,477,336
Total Communication Services 66,520,136
Consumer Discretionary  8.0%
Automobile Components 0.0%
Lear Corp. 1,722 210,153
Automobiles 0.0%
Thor Industries, Inc. 1,592 168,975
Broadline Retail 4.7%
Amazon.com, Inc.
(a)
198,020 37,025,779
Dillard's, Inc. Class A 81 32,286
Macy's, Inc. 8,153 140,884
Total 37,198,949
Diversified Consumer Services 0.1%
ADT, Inc. 8,096 62,987
H&R Block, Inc. 4,157 240,856
Total 303,843
Hotels, Restaurants & Leisure 1.2%
Aramark 7,779 266,586
Booking Holdings, Inc. 1,020 3,789,310
Carnival Corp.
(a)
30,220 503,465
Expedia Group, Inc.
(a)
3,789 483,742
Hilton Worldwide Holdings, Inc. 7,554 1,621,617
Hyatt Hotels Corp. Class A 1,280 188,582
Las Vegas Sands Corp. 10,565 419,114
Light & Wonder, Inc.
(a)
2,665 285,688
MGM Resorts International
(a)
7,401 318,021
Royal Caribbean Cruises Ltd.
(a)
7,101 1,112,869
Texas Roadhouse, Inc. 1,978 345,379
Travel + Leisure Co. 2,050 94,484
Wyndham Hotels & Resorts, Inc. 2,277 172,414
Wynn Resorts Ltd. 3,074 254,589
Total 9,855,860
Household Durables 0.7%
DR Horton, Inc. 8,891 1,599,758
Lennar Corp. Class A 7,152 1,265,403
Lennar Corp. Class B 292 48,168
Mohawk Industries, Inc.
(a)
1,632 262,866
NVR, Inc.
(a)
82 705,813
Common Stocks (continued)
Issuer Shares Value ($)
PulteGroup, Inc. 6,232 822,624
Toll Brothers, Inc. 3,087 440,546
TopBuild Corp.
(a)
962 460,356
Total 5,605,534
Specialty Retail 0.9%
Burlington Stores, Inc.
(a)
1,887 491,224
Carvana Co.
(a)
3,048 406,085
Dick's Sporting Goods, Inc. 1,754 379,478
Gap, Inc. (The) 6,159 144,613
Ross Stores, Inc. 9,830 1,407,951
TJX Cos., Inc. (The) 34,158 3,860,537
Williams-Sonoma, Inc. 3,864 597,684
Total 7,287,572
Textiles, Apparel & Luxury Goods 0.4%
Carter's, Inc. 1,063 64,365
Columbia Sportswear Co. 976 79,739
Crocs, Inc.
(a)
1,851 248,719
Deckers Outdoor Corp.
(a)
807 744,562
Lululemon Athletica , Inc.
(a)
3,636 940,488
PVH Corp. 1,710 174,403
Ralph Lauren Corp. 1,150 201,928
Skechers USA., Inc. Class A
(a)
4,097 266,838
Tapestry, Inc. 6,878 275,739
Total 2,996,781
Total Consumer Discretionary 63,627,667
Consumer Staples  5.6%
Beverages 0.1%
Boston Beer Co., Inc. (The) Class A
(a)
328 91,909
Coca-Cola Consolidated, Inc. 211 241,783
Molson Coors Beverage Co. Class B 7,244 382,845
Total 716,537
Consumer Staples Distribution 0.6%
Albertsons Cos., Inc. Class A 17,700 350,991
Kroger Co. (The) 27,942 1,522,839
Target Corp. 19,129 2,877,193
Total 4,751,023
Food Products 0.8%
Archer-Daniels-Midland Co. 20,411 1,265,686
Bunge Global SA 5,786 608,861
Conagra Brands, Inc. 19,591 593,999
General Mills, Inc. 23,567 1,582,288
Ingredion, Inc. 2,751 342,142
Kellanova 11,014 640,464
Kraft Heinz Co. (The) 36,965 1,301,538
Pilgrim's Pride Corp.
(a)
1,716 70,751
Seaboard Corp. 9 29,231
Total 6,434,960
Household Products 2.7%
Colgate-Palmolive Co. 34,042 3,376,626
Kimberly-Clark Corp. 14,250 1,924,463
Procter & Gamble Co. (The) 98,769 15,878,104
Reynolds Consumer Products, Inc. 2,234 62,150
Total 21,241,343
Personal Care Products 0.0%
BellRing Brands, Inc.
(a)
5,523 283,219
Tobacco 1.4%
Altria Group, Inc. 71,798 3,518,820
Philip Morris International, Inc. 66,161 7,619,101
Total 11,137,921
Total Consumer Staples 44,565,003

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2024 (Unaudited)
Columbia Research Enhanced Core ETF | 2024 3
Common Stocks (continued)
Issuer Shares Value ($)
Energy  3.7%
Energy Equipment & Services 0.0%
TechnipFMC PLC 10,437 307,891
Weatherford International PLC
(a)
1,774 209,084
Total 516,975
Oil, Gas & Consumable Fuels 3.7%
Chevron Corp. 42,643 6,842,922
Civitas Resources, Inc. 2,371 165,401
Coterra Energy, Inc. 18,383 474,282
Diamondback Energy, Inc. 4,291 868,112
DT Midstream, Inc. 2,298 173,177
EOG Resources, Inc. 14,044 1,780,779
Exxon Mobil Corp. 111,005 13,164,083
HF Sinclair Corp. 3,954 203,512
Marathon Oil Corp. 13,988 392,364
Marathon Petroleum Corp. 8,704 1,540,782
Occidental Petroleum Corp. 15,789 960,287
Phillips 66 10,421 1,516,047
Valero Energy Corp. 8,077 1,306,213
Total 29,387,961
Total Energy 29,904,936
Financials  13.2%
Banks 7.5%
Bank of America Corp. 310,267 12,506,863
Bank OZK 4,837 226,807
Citigroup, Inc. 87,468 5,674,924
Columbia Banking System, Inc. 9,384 245,485
East West Bancorp, Inc. 6,141 539,732
Fifth Third Bancorp 30,631 1,296,917
First Citizens BancShares , Inc. Class A 555 1,158,668
First Horizon Corp. 24,280 406,204
JPMorgan Chase & Co. 130,902 27,855,946
Wells Fargo & Co. 160,577 9,528,639
Wintrust Financial Corp. 2,784 301,229
Zions Bancorp NA 6,551 338,490
Total 60,079,904
Capital Markets 2.2%
Affiliated Managers Group, Inc. 1,366 253,557
Bank of New York Mellon Corp. (The) 33,854 2,202,880
BlackRock, Inc. 6,642 5,821,713
Cboe Global Markets, Inc. 4,687 860,111
CME Group, Inc. 16,559 3,207,644
Franklin Resources, Inc. 12,732 291,181
Janus Henderson Group PLC 5,819 216,641
Jefferies Financial Group, Inc. 8,032 469,631
Raymond James Financial, Inc. 8,383 972,428
SEI Investments Co. 4,599 311,996
State Street Corp. 13,637 1,158,736
Stifel Financial Corp. 4,542 402,739
T Rowe Price Group, Inc. 9,861 1,126,225
Virtu Financial, Inc. Class A 3,772 103,051
XP, Inc. Class A 18,708 320,094
Total 17,718,627
Consumer Finance 0.2%
SLM Corp. 9,678 219,594
Synchrony Financial 18,312 930,066
Total 1,149,660
Financial Services 1.3%
Corebridge Financial, Inc. 11,561 341,628
Equitable Holdings, Inc. 14,568 635,310
Euronet Worldwide, Inc.
(a)
1,914 195,209
Fiserv, Inc.
(a)
26,324 4,305,817
Common Stocks (continued)
Issuer Shares Value ($)
Global Payments, Inc. 11,447 1,163,473
MGIC Investment Corp. 11,962 297,136
PayPal Holdings, Inc.
(a)
46,594 3,064,953
Western Union Co. (The) 15,043 178,861
Total 10,182,387
Insurance 2.0%
Allstate Corp. (The) 11,858 2,029,141
Assurant, Inc. 2,306 403,250
Axis Capital Holdings Ltd. 3,574 270,731
CNA Financial Corp. 993 48,816
Everest Group Ltd. 1,958 769,239
Globe Life, Inc. 4,088 379,121
Lincoln National Corp. 7,673 255,511
Loews Corp. 8,121 649,274
Marsh & McLennan Cos., Inc. 22,335 4,971,101
MetLife, Inc. 26,706 2,052,356
Prudential Financial, Inc. 15,910 1,993,841
Reinsurance Group of America, Inc. 2,967 668,851
Unum Group 8,556 492,227
Willis Towers Watson PLC 4,605 1,299,899
Total 16,283,358
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Rithm Capital Corp. 21,655 251,415
Total Financials 105,665,351
Health Care  11.9%
Biotechnology 2.1%
AbbVie, Inc. 27,959 5,181,362
Alnylam Pharmaceuticals, Inc.
(a)
1,881 446,662
Amgen, Inc. 8,462 2,813,361
Apellis Pharmaceuticals, Inc.
(a)
1,733 68,627
Biogen, Inc.
(a)
2,242 477,994
BioMarin Pharmaceutical, Inc.
(a)
2,970 250,460
Cerevel Therapeutics Holdings, Inc.
(a)
1,052 47,298
Exact Sciences Corp.
(a)
2,808 128,270
Exelixis , Inc.
(a)
4,315 101,187
Gilead Sciences, Inc. 18,832 1,432,362
Incyte Corp.
(a)
2,861 186,165
Ionis Pharmaceuticals, Inc.
(a)
2,171 107,378
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
315 233
Moderna , Inc.
(a)
5,050 602,061
Natera , Inc.
(a)
1,791 183,381
Neurocrine Biosciences, Inc.
(a)
1,603 226,937
Regeneron Pharmaceuticals, Inc.
(a)
1,662 1,793,614
Roivant Sciences Ltd.
(a)
5,564 60,369
Sarepta Therapeutics, Inc.
(a)
1,070 152,197
Ultragenyx Pharmaceutical, Inc.
(a)
1,261 56,770
United Therapeutics Corp.
(a)
708 221,809
Vertex Pharmaceuticals, Inc.
(a)
4,035 2,000,230
Viking Therapeutics, Inc.
(a)
1,599 91,143
Total 16,629,870
Health Care Equipment & Supplies 1.7%
Baxter International, Inc. 27,456 983,474
Becton Dickinson & Co. 15,746 3,795,731
DENTSPLY SIRONA, Inc. 11,322 307,279
Hologic , Inc.
(a)
12,455 1,016,453
Medtronic PLC 71,079 5,709,065
Solventum Corp.
(a)
7,763 457,085
Zimmer Biomet Holdings, Inc. 10,930 1,217,055
Total 13,486,142
Health Care Providers & Services 2.5%
Cardinal Health, Inc. 13,276 1,338,619
Cencora , Inc. 9,064 2,156,144

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2024 (Unaudited)
4 Columbia Research Enhanced Core ETF | 2024
Common Stocks (continued)
Issuer Shares Value ($)
Centene Corp.
(a)
28,892 2,222,373
Cigna Group (The) 15,028 5,239,813
HCA Healthcare, Inc. 10,530 3,822,916
McKesson Corp. 7,115 4,390,097
Premier, Inc. Class A 6,414 134,566
Tenet Healthcare Corp.
(a)
5,255 786,674
Total 20,091,202
Life Sciences Tools & Services 2.1%
Avantor , Inc.
(a)
35,972 962,251
Azenta , Inc.
(a)
2,953 183,942
Medpace Holdings, Inc.
(a)
1,320 504,927
Mettler -Toledo International, Inc.
(a)
1,131 1,720,285
QIAGEN NV
(a)
11,887 528,853
Thermo Fisher Scientific, Inc. 20,510 12,579,603
Total 16,479,861
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co. 108,134 5,142,853
Elanco Animal Health, Inc.
(a)
26,698 348,142
Jazz Pharmaceuticals PLC
(a)
3,249 358,202
Johnson & Johnson 130,499 20,599,267
Organon & Co. 13,731 300,160
Perrigo Co. PLC 7,383 208,717
Royalty Pharma PLC Class A 21,115 594,810
Viatris , Inc. 63,302 763,422
Total 28,315,573
Total Health Care 95,002,648
Industrials  9.3%
Aerospace & Defense 0.6%
Curtiss-Wright Corp. 1,355 399,318
Lockheed Martin Corp. 7,791 4,222,099
Total 4,621,417
Air Freight & Logistics 0.8%
Expeditors International of Washington, Inc. 5,154 643,323
FedEx Corp. 8,236 2,489,331
United Parcel Service, Inc. Class B 26,695 3,480,227
Total 6,612,881
Building Products 0.8%
A O Smith Corp. 4,475 380,554
Builders FirstSource , Inc.
(a)
4,521 756,680
Carlisle Cos., Inc. 1,791 749,677
Masco Corp. 8,105 630,974
Owens Corning 3,116 580,760
Trane Technologies PLC 8,355 2,792,909
Total 5,891,554
Commercial Services & Supplies 0.7%
Cintas Corp. 3,146 2,403,355
MSA Safety, Inc. 1,281 241,661
Waste Management, Inc. 14,653 2,969,577
Total 5,614,593
Construction & Engineering 0.2%
AECOM 4,936 447,251
API Group Corp.
(a)
8,190 310,319
Comfort Systems USA, Inc. 1,256 417,519
EMCOR Group, Inc. 1,754 658,522
Total 1,833,611
Electrical Equipment 0.2%
Acuity Brands, Inc. 1,144 287,544
Generac Holdings, Inc.
(a)
2,116 329,419
Vertiv Holdings Co. Class A 13,087 1,029,947
Total 1,646,910
Ground Transportation 1.6%
CSX Corp. 71,825 2,521,058
Common Stocks (continued)
Issuer Shares Value ($)
Ryder System, Inc. 1,627 228,040
Uber Technologies, Inc.
(a)
73,486 4,737,642
Union Pacific Corp. 22,234 5,485,795
Total 12,972,535
Industrial Conglomerates 0.3%
3M Co. 20,232 2,580,592
Machinery 2.4%
Allison Transmission Holdings, Inc. 3,194 282,957
Caterpillar, Inc. 18,140 6,280,068
Cummins, Inc. 4,958 1,446,744
Donaldson Co., Inc. 4,335 324,345
Esab Corp. 2,060 209,296
Flowserve Corp. 4,791 242,185
Fortive Corp. 12,824 921,404
Gates Industrial Corp. PLC
(a)
7,578 140,875
ITT, Inc. 3,014 426,361
Lincoln Electric Holdings, Inc. 2,008 412,463
Middleby Corp. (The)
(a)
1,930 261,669
Otis Worldwide Corp. 14,715 1,390,568
PACCAR, Inc. 19,205 1,894,765
Parker-Hannifin Corp. 4,763 2,672,805
Snap-on, Inc. 1,924 552,246
Stanley Black & Decker, Inc. 5,662 598,020
Westinghouse Air Brake Technologies Corp. 6,413 1,033,455
Total 19,090,226
Marine Transportation 0.1%
Kirby Corp.
(a)
2,120 260,506
Passenger Airlines 0.2%
Delta Air Lines, Inc. 23,762 1,022,241
United Airlines Holdings, Inc.
(a)
12,287 558,076
Total 1,580,317
Professional Services 1.1%
Automatic Data Processing, Inc. 14,972 3,931,947
Broadridge Financial Solutions, Inc. 4,240 907,360
CACI International, Inc. Class A
(a)
826 381,182
Genpact Ltd. 6,444 223,413
Leidos Holdings, Inc. 4,863 702,217
ManpowerGroup , Inc. 1,779 136,236
Paychex, Inc. 11,748 1,503,979
Robert Half, Inc. 3,716 238,530
Science Applications International Corp. 1,873 233,001
SS&C Technologies Holdings, Inc. 7,890 575,576
Total 8,833,441
Trading Companies & Distributors 0.3%
Core & Main, Inc. Class A
(a)
6,023 322,050
Ferguson PLC 7,509 1,671,879
MSC Industrial Direct Co., Inc. Class A 1,705 151,659
WESCO International, Inc. 1,644 287,618
Total 2,433,206
Total Industrials 73,971,789
Information Technology  28.8%
Communications Equipment 1.0%
Arista Networks, Inc.
(a)
5,468 1,894,935
Ciena Corp.
(a)
2,881 151,944
Cisco Systems, Inc. 83,634 4,052,067
F5, Inc.
(a)
1,186 241,517
Juniper Networks, Inc. 6,679 251,732
Motorola Solutions, Inc. 3,480 1,388,242
Total 7,980,437
Electronic Equipment, Instruments & Components 0.0%
TD SYNNEX Corp. 1,625 193,651

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2024 (Unaudited)
Columbia Research Enhanced Core ETF | 2024 5
Common Stocks (continued)
Issuer Shares Value ($)
IT Services 0.1%
VeriSign, Inc.
(a)
1,821 340,545
Semiconductors & Semiconductor Equipment 8.6%
Allegro MicroSystems , Inc.
(a)
1,630 39,185
Amkor Technology, Inc. 2,331 76,130
Cirrus Logic, Inc.
(a)
1,093 142,615
Lam Research Corp. 2,777 2,558,283
Lattice Semiconductor Corp.
(a)
2,902 153,806
Monolithic Power Systems, Inc. 968 835,471
NVIDIA Corp. 512,127 59,929,102
Qorvo , Inc.
(a)
1,972 236,246
QUALCOMM, Inc. 23,587 4,268,068
Skyworks Solutions, Inc. 3,277 372,333
Total 68,611,239
Software 10.2%
Adobe, Inc.
(a)
9,112 5,026,635
AppLovin Corp. Class A
(a)
5,256 405,238
Atlassian Corp. Class A
(a)
3,141 554,606
BILL Holdings, Inc.
(a)
2,060 102,918
Crowdstrike Holdings, Inc. Class A
(a)
4,601 1,067,248
Datadog , Inc. Class A
(a)
6,115 712,031
DocuSign, Inc.
(a)
4,154 230,464
Dropbox, Inc. Class A
(a)
4,907 117,375
Fortinet, Inc.
(a)
12,980 753,359
Gen Digital, Inc. 11,541 299,951
Gitlab , Inc. Class A
(a)
2,336 119,673
Intuit, Inc. 5,594 3,621,276
Manhattan Associates, Inc.
(a)
1,194 304,924
Microsoft Corp. 132,964 55,625,489
Nutanix , Inc. Class A
(a)
4,957 250,378
Palantir Technologies, Inc. Class A
(a)
44,521 1,197,170
Palo Alto Networks, Inc.
(a)
6,187 2,009,104
Pegasystems , Inc. 909 63,375
Salesforce, Inc. 19,324 5,001,051
ServiceNow , Inc.
(a)
4,159 3,387,048
Smartsheet , Inc. Class A
(a)
2,605 124,936
Uipath , Inc. Class A
(a)
7,645 93,040
Zoom Video Communications, Inc. Class A
(a)
5,111 308,704
Zscaler , Inc.
(a)
1,906 341,841
Total 81,717,834
Technology Hardware, Storage & Peripherals 8.9%
Apple, Inc. 306,173 67,994,900
Dell Technologies, Inc. Class C 5,185 589,431
Hewlett Packard Enterprise Co. 27,445 546,430
HP, Inc. 20,320 733,349
NetApp, Inc. 4,239 538,268
Pure Storage, Inc. Class A
(a)
6,142 368,090
Total 70,770,468
Total Information Technology 229,614,174
Materials  2.6%
Chemicals 1.1%
Ashland, Inc. 3,169 306,284
Celanese Corp. 7,177 1,013,033
CF Industries Holdings, Inc. 12,409 947,923
LyondellBasell Industries NV Class A 16,886 1,679,482
Mosaic Co. (The) 20,752 617,787
NewMarket Corp. 374 209,765
Olin Corp. 7,806 356,032
PPG Industries, Inc. 15,266 1,938,477
RPM International, Inc. 8,185 994,150
Scotts Miracle- Gro Co. (The) 2,693 211,670
Common Stocks (continued)
Issuer Shares Value ($)
Westlake Corp. 2,180 322,335
Total 8,596,938
Construction Materials 0.6%
CRH PLC 44,828 3,841,760
Eagle Materials, Inc. 2,187 595,520
Total 4,437,280
Containers & Packaging 0.2%
Packaging Corp. of America 5,844 1,168,040
Sonoco Products Co. 6,456 348,108
Total 1,516,148
Metals & Mining 0.7%
Cleveland-Cliffs, Inc.
(a)
30,246 464,276
Nucor Corp. 15,562 2,535,672
Reliance, Inc. 3,732 1,136,618
Steel Dynamics, Inc. 9,530 1,269,587
Total 5,406,153
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 4,147 407,069
Total Materials 20,363,588
Real Estate  2.5%
Diversified REITs 0.1%
WP Carey, Inc. 9,633 556,884
Health Care REITs 0.1%
Alexandria Real Estate Equities, Inc. 7,569 887,768
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. 30,515 534,318
Park Hotels & Resorts, Inc. 9,153 137,844
Total 672,162
Industrial REITs 0.0%
STAG Industrial, Inc. 7,993 326,194
Office REITs 0.0%
Highwoods Properties, Inc. 4,627 143,298
Kilroy Realty Corp. 5,166 190,987
Total 334,285
Real Estate Management & Development 0.2%
CoStar Group, Inc.
(a)
17,806 1,389,224
Jones Lang LaSalle, Inc.
(a)
2,072 519,865
Total 1,909,089
Residential REITs 0.2%
American Homes 4 Rent Class A 14,852 536,009
Invitation Homes, Inc. 27,349 964,599
Total 1,500,608
Retail REITs 0.4%
Brixmor Property Group, Inc. 13,341 339,795
NNN REIT, Inc. 8,005 359,344
Simon Property Group, Inc. 14,433 2,214,600
Total 2,913,739
Specialized REITs 1.4%
American Tower Corp. 20,685 4,558,974
EPR Properties 3,283 147,735
Equinix , Inc. 4,169 3,294,511
Gaming and Leisure Properties, Inc. 11,505 577,551
Rayonier, Inc. 6,481 196,569
SBA Communications Corp. 4,706 1,033,155
Weyerhaeuser Co. 31,577 1,002,885
Total 10,811,380
Total Real Estate 19,912,109
Utilities  2.3%
Electric Utilities 1.4%
Edison International 24,162 1,933,202
Entergy Corp. 13,552 1,571,626
Evergy , Inc. 14,076 816,408

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2024 (Unaudited)
6 Columbia Research Enhanced Core ETF | 2024
Common Stocks (continued)
Issuer Shares Value ($)
Exelon Corp. 63,442 2,360,042
PG&E Corp. 136,377 2,488,880
Xcel Energy, Inc. 34,883 2,032,981
Total 11,203,139
Gas Utilities 0.0%
UGI Corp. 13,097 324,544
Independent Power and Renewable Electricity Producers
0.4%
AES Corp. (The) 45,183 803,806
Clearway Energy, Inc. Class A 2,156 53,102
Clearway Energy, Inc. Class C 5,167 137,855
Vistra Corp. 22,163 1,755,753
Total 2,750,516
Multi-Utilities 0.5%
Ameren Corp. 16,963 1,344,657
DTE Energy Co. 12,906 1,555,560
NiSource, Inc. 28,345 885,781
Total 3,785,998
Total Utilities 18,064,197
Total Common Stocks
(Cost $699,930,135) 767,211,598
Exchange-Traded Equity Funds 3.1%
Issuer Shares Value ($)
  3.1%
Consumer Discretionary Select Sector
SPDR Fund 36,960 6,929,631
Technology Select Sector SPDR Fund 39,648 8,674,982
Vanguard Consumer Discretionary ETF 22,285 7,180,673
Vanguard Financials ETF 18,297 1,955,766
Total 24,741,052
Total Exchange-Traded Equity Funds
(Cost $24,512,797) 24,741,052
Money Market Funds 0.6%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.155%
(e)
5,010,163 5,010,163
Total Money Market Funds
(Cost $5,010,163) 5,010,163
Total Investments in Securities
(Cost $729,453,095) 796,962,813
Other Assets & Liabilities, Net 1,117,149
Net Assets 798,079,962

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2024 (Unaudited)
Columbia Research Enhanced Core ETF | 2024 7
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
315
—
233
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2024, the value of these securities amounted to $233, which represents less than 0.01% of net assets.
(c) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At July 31, 2024, the total market value of these securities amounted to $233, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at July 31, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
8 Columbia Research Enhanced Value ETF | 2024
Common Stocks 97.9%
Issuer Shares Value ($)
Communication Services  4.0%
Diversified Telecommunication Services 1.0%
AT&T, Inc. 27,876 536,613
Entertainment 1.5%
Electronic Arts, Inc. 1,046 157,883
Playtika Holding Corp. 276 2,106
Roku, Inc.
(a)
419 24,390
Walt Disney Co. (The) 7,215 675,973
Total 860,352
Interactive Media & Services 0.1%
Match Group, Inc.
(a)
1,019 38,865
Media 1.4%
Comcast Corp. Class A 15,103 623,301
Fox Corp. Class A 934 35,530
Fox Corp. Class B 519 18,388
New York Times Co. (The) Class A 624 33,440
News Corp. Class A 1,504 41,480
News Corp. Class B 437 12,450
Sirius XM Holdings, Inc. 2,387 8,235
Total 772,824
Total Communication Services 2,208,654
Consumer Discretionary  6.2%
Automobile Components 0.1%
Lear Corp. 386 47,107
Automobiles 0.1%
Thor Industries, Inc. 352 37,361
Broadline Retail 0.4%
Dillard's, Inc. Class A 21 8,370
eBay, Inc. 3,492 194,190
Macy's, Inc. 1,902 32,867
Total 235,427
Diversified Consumer Services 0.1%
ADT, Inc. 1,865 14,510
H&R Block, Inc. 773 44,787
Total 59,297
Hotels, Restaurants & Leisure 1.1%
Aramark 1,803 61,789
Booking Holdings, Inc. 14 52,010
Carnival Corp.
(a)
6,919 115,270
Hilton Worldwide Holdings, Inc. 837 179,679
MGM Resorts International
(a)
1,680 72,190
Travel + Leisure Co. 473 21,801
Wyndham Hotels & Resorts, Inc. 493 37,330
Wynn Resorts Ltd. 654 54,164
Total 594,233
Household Durables 2.3%
DR Horton, Inc. 2,040 367,057
Lennar Corp. Class A 1,648 291,581
Lennar Corp. Class B 78 12,867
Mohawk Industries, Inc.
(a)
363 58,468
NVR, Inc.
(a)
20 172,150
PulteGroup, Inc. 1,440 190,080
Toll Brothers, Inc. 711 101,467
TopBuild Corp.
(a)
202 96,665
Total 1,290,335
Specialty Retail 1.6%
AutoZone, Inc.
(a)
10 31,337
Carvana Co.
(a)
462 61,552
Dick's Sporting Goods, Inc. 359 77,670
Gap, Inc. (The) 1,421 33,365
Ross Stores, Inc. 1,732 248,074
TJX Cos., Inc. (The) 3,199 361,551
Common Stocks (continued)
Issuer Shares Value ($)
Williams-Sonoma, Inc. 360 55,685
Total 869,234
Textiles, Apparel & Luxury Goods 0.5%
Carter's, Inc. 247 14,956
Columbia Sportswear Co. 227 18,546
Crocs, Inc.
(a)
345 46,358
PVH Corp. 388 39,572
Ralph Lauren Corp. 270 47,409
Skechers USA., Inc. Class A
(a)
862 56,142
Tapestry, Inc. 1,577 63,222
Total 286,205
Total Consumer Discretionary 3,419,199
Consumer Staples  8.0%
Beverages 0.2%
Boston Beer Co., Inc. (The) Class A
(a)
52 14,571
Coca-Cola Consolidated, Inc. 42 48,127
Molson Coors Beverage Co. Class B 1,235 65,270
Total 127,968
Consumer Staples Distribution 1.5%
Albertsons Cos., Inc. Class A 2,995 59,391
Kroger Co. (The) 4,717 257,077
Target Corp. 3,223 484,771
Total 801,239
Food Products 2.0%
Archer-Daniels-Midland Co. 3,481 215,857
Bunge Global SA 976 102,704
Conagra Brands, Inc. 3,344 101,390
General Mills, Inc. 3,985 267,553
Ingredion, Inc. 461 57,334
Kellanova 1,869 108,682
Kraft Heinz Co. (The) 6,251 220,098
Pilgrim's Pride Corp.
(a)
260 10,720
Seaboard Corp. 2 6,496
Total 1,090,834
Household Products 0.8%
Colgate-Palmolive Co. 2,588 256,704
Kimberly-Clark Corp. 1,413 190,825
Reynolds Consumer Products, Inc. 384 10,683
Total 458,212
Personal Care Products 0.1%
BellRing Brands, Inc.
(a)
934 47,896
Tobacco 3.4%
Altria Group, Inc. 12,122 594,099
Philip Morris International, Inc. 11,180 1,287,489
Total 1,881,588
Total Consumer Staples 4,407,737
Energy  7.4%
Energy Equipment & Services 0.1%
TechnipFMC PLC 1,429 42,155
Oil, Gas & Consumable Fuels 7.3%
Chevron Corp. 5,856 939,712
Civitas Resources, Inc. 246 17,161
Coterra Energy, Inc. 2,523 65,093
Diamondback Energy, Inc. 605 122,398
EOG Resources, Inc. 1,938 245,738
Exxon Mobil Corp. 15,255 1,809,091
HF Sinclair Corp. 545 28,051
Marathon Oil Corp. 1,929 54,108
Marathon Petroleum Corp. 1,193 211,185
Occidental Petroleum Corp. 2,201 133,865
Phillips 66 1,426 207,455

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2024 (Unaudited)
Columbia Research Enhanced Value ETF | 2024 9
Common Stocks (continued)
Issuer Shares Value ($)
Valero Energy Corp. 1,114 180,156
Total 4,014,013
Total Energy 4,056,168
Financials  19.5%
Banks 11.7%
Bank of America Corp. 37,465 1,510,214
Bank OZK 584 27,384
Citigroup, Inc. 10,557 684,938
Columbia Banking System, Inc. 1,140 29,822
East West Bancorp, Inc. 746 65,566
Fifth Third Bancorp 3,706 156,912
First Citizens BancShares , Inc. Class A 66 137,788
First Horizon Corp. 2,962 49,554
JPMorgan Chase & Co. 11,987 2,550,834
Wells Fargo & Co. 19,385 1,150,306
Wintrust Financial Corp. 334 36,139
Zions Bancorp NA 787 40,664
Total 6,440,121
Capital Markets 3.8%
Affiliated Managers Group, Inc. 172 31,927
Bank of New York Mellon Corp. (The) 4,081 265,551
BlackRock, Inc. 800 701,200
Cboe Global Markets, Inc. 563 103,316
CME Group, Inc. 1,999 387,226
Franklin Resources, Inc. 1,537 35,151
Janus Henderson Group PLC 702 26,136
Raymond James Financial, Inc. 1,016 117,856
SEI Investments Co. 551 37,380
State Street Corp. 1,645 139,776
Stifel Financial Corp. 548 48,591
T Rowe Price Group, Inc. 1,192 136,138
Virtu Financial, Inc. Class A 453 12,376
XP, Inc. Class A 2,039 34,887
Total 2,077,511
Consumer Finance 0.2%
SLM Corp. 1,180 26,774
Synchrony Financial 2,208 112,144
Total 138,918
Financial Services 0.5%
Corebridge Financial, Inc. 1,396 41,252
Euronet Worldwide, Inc.
(a)
231 23,560
Global Payments, Inc. 1,377 139,958
MGIC Investment Corp. 1,448 35,968
Western Union Co. (The) 1,501 17,847
Total 258,585
Insurance 3.3%
Allstate Corp. (The) 1,225 209,622
Assurant, Inc. 284 49,663
Axis Capital Holdings Ltd. 427 32,345
CNA Financial Corp. 120 5,899
Everest Group Ltd. 197 77,396
Globe Life, Inc. 503 46,648
Lincoln National Corp. 924 30,769
Loews Corp. 986 78,831
Marsh & McLennan Cos., Inc. 2,326 517,698
MetLife, Inc. 3,230 248,226
Prudential Financial, Inc. 1,948 244,123
Reinsurance Group of America, Inc. 359 80,930
Unum Group 1,029 59,198
Willis Towers Watson PLC 551 155,536
Total 1,836,884
Common Stocks (continued)
Issuer Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Rithm Capital Corp. 2,648 30,743
Total Financials 10,782,762
Health Care  15.5%
Biotechnology 2.5%
AbbVie, Inc. 2,278 422,159
Alnylam Pharmaceuticals, Inc.
(a)
29 6,886
Amgen, Inc. 267 88,770
Biogen, Inc.
(a)
329 70,143
BioMarin Pharmaceutical, Inc.
(a)
428 36,093
Exact Sciences Corp.
(a)
243 11,100
Exelixis , Inc.
(a)
104 2,439
Gilead Sciences, Inc. 2,711 206,199
Incyte Corp.
(a)
385 25,052
Ionis Pharmaceuticals, Inc.
(a)
22 1,088
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
51 38
Moderna , Inc.
(a)
729 86,911
Regeneron Pharmaceuticals, Inc.
(a)
212 228,788
Roivant Sciences Ltd.
(a)
793 8,604
United Therapeutics Corp.
(a)
96 30,076
Vertex Pharmaceuticals, Inc.
(a)
291 144,255
Total 1,368,601
Health Care Equipment & Supplies 2.1%
Baxter International, Inc. 3,723 133,358
DENTSPLY SIRONA, Inc. 1,526 41,416
Hologic , Inc.
(a)
1,685 137,513
Medtronic PLC 9,630 773,481
Solventum Corp.
(a)
1,051 61,883
Total 1,147,651
Health Care Providers & Services 3.4%
Cardinal Health, Inc. 727 73,303
Centene Corp.
(a)
3,909 300,680
Cigna Group (The) 1,858 647,829
HCA Healthcare, Inc. 1,075 390,279
McKesson Corp. 552 340,595
Premier, Inc. Class A 863 18,106
Tenet Healthcare Corp.
(a)
720 107,784
Total 1,878,576
Life Sciences Tools & Services 0.7%
Avantor , Inc.
(a)
4,872 130,326
Azenta , Inc.
(a)
406 25,290
Mettler -Toledo International, Inc.
(a)
155 235,759
Total 391,375
Pharmaceuticals 6.8%
Bristol-Myers Squibb Co. 14,647 696,611
Jazz Pharmaceuticals PLC
(a)
446 49,171
Johnson & Johnson 17,682 2,791,104
Organon & Co. 1,862 40,703
Perrigo Co. PLC 993 28,072
Royalty Pharma PLC Class A 2,856 80,454
Viatris , Inc. 8,576 103,427
Total 3,789,542
Total Health Care 8,575,745
Industrials  14.5%
Aerospace & Defense 1.0%
Curtiss-Wright Corp. 244 71,907
Lockheed Martin Corp. 920 498,566
Total 570,473
Air Freight & Logistics 2.0%
Expeditors International of Washington, Inc. 749 93,490
FedEx Corp. 1,432 432,822

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2024 (Unaudited)
10 Columbia Research Enhanced Value ETF | 2024
Common Stocks (continued)
Issuer Shares Value ($)
United Parcel Service, Inc. Class B 4,642 605,178
Total 1,131,490
Building Products 1.5%
A O Smith Corp. 762 64,800
Builders FirstSource , Inc.
(a)
701 117,326
Carlisle Cos., Inc. 263 110,087
Masco Corp. 1,407 109,535
Owens Corning 542 101,018
Trane Technologies PLC 954 318,903
Total 821,669
Commercial Services & Supplies 0.1%
Cintas Corp. 27 20,626
MSA Safety, Inc. 233 43,956
Total 64,582
Construction & Engineering 0.3%
AECOM 855 77,471
EMCOR Group, Inc. 181 67,955
Total 145,426
Electrical Equipment 0.1%
Acuity Brands, Inc. 201 50,521
Generac Holdings, Inc.
(a)
191 29,735
Total 80,256
Ground Transportation 1.8%
CSX Corp. 12,379 434,503
Ryder System, Inc. 273 38,264
Union Pacific Corp. 2,011 496,174
Total 968,941
Industrial Conglomerates 0.7%
3M Co. 2,839 362,114
Machinery 4.7%
Allison Transmission Holdings, Inc. 557 49,345
Caterpillar, Inc. 2,677 926,777
Cummins, Inc. 873 254,741
Donaldson Co., Inc. 759 56,788
Esab Corp. 358 36,373
Flowserve Corp. 838 42,361
Fortive Corp. 2,217 159,291
Gates Industrial Corp. PLC
(a)
1,307 24,297
Lincoln Electric Holdings, Inc. 251 51,558
Middleby Corp. (The)
(a)
339 45,962
Otis Worldwide Corp. 2,585 244,283
PACCAR, Inc. 3,307 326,269
Snap-on, Inc. 332 95,294
Stanley Black & Decker, Inc. 973 102,768
Westinghouse Air Brake Technologies Corp. 1,114 179,521
Total 2,595,628
Marine Transportation 0.1%
Kirby Corp.
(a)
370 45,466
Passenger Airlines 0.5%
Delta Air Lines, Inc. 4,112 176,898
United Airlines Holdings, Inc.
(a)
2,111 95,882
Total 272,780
Professional Services 1.1%
Automatic Data Processing, Inc. 186 48,847
Broadridge Financial Solutions, Inc. 65 13,910
CACI International, Inc. Class A
(a)
140 64,607
Genpact Ltd. 1,101 38,172
Leidos Holdings, Inc. 854 123,317
Paychex, Inc. 1,302 166,682
Science Applications International Corp. 322 40,057
SS&C Technologies Holdings, Inc. 1,362 99,358
Total 594,950
Common Stocks (continued)
Issuer Shares Value ($)
Trading Companies & Distributors 0.6%
Core & Main, Inc. Class A
(a)
359 19,196
Ferguson PLC 1,201 267,403
WESCO International, Inc. 277 48,461
Total 335,060
Total Industrials 7,988,835
Information Technology  9.1%
Communications Equipment 4.1%
Ciena Corp.
(a)
1,216 64,132
Cisco Systems, Inc. 34,914 1,691,583
F5, Inc.
(a)
510 103,857
Juniper Networks, Inc. 2,780 104,778
Motorola Solutions, Inc. 749 298,791
Total 2,263,141
Electronic Equipment, Instruments & Components 0.2%
TD SYNNEX Corp. 661 78,771
IT Services 0.7%
EPAM Systems, Inc.
(a)
446 95,948
Okta , Inc.
(a)
741 69,610
Twilio , Inc. Class A
(a)
1,188 70,246
VeriSign, Inc.
(a)
704 131,655
Total 367,459
Semiconductors & Semiconductor Equipment 1.2%
Allegro MicroSystems , Inc.
(a)
659 15,842
Amkor Technology, Inc. 1,008 32,921
Applied Materials, Inc. 599 127,108
Cirrus Logic, Inc.
(a)
464 60,543
Lattice Semiconductor Corp.
(a)
163 8,639
Qorvo , Inc.
(a)
834 99,913
QUALCOMM, Inc. 612 110,742
Skyworks Solutions, Inc. 1,393 158,273
Teradyne, Inc. 118 15,477
Universal Display Corp. 199 44,301
Total 673,759
Software 1.4%
BILL Holdings, Inc.
(a)
658 32,874
Dropbox, Inc. Class A
(a)
1,426 34,110
Fortinet, Inc.
(a)
1,001 58,098
Gen Digital, Inc. 4,811 125,038
Informatica , Inc. Class A
(a)
546 13,071
Nutanix , Inc. Class A
(a)
1,487 75,108
Salesforce, Inc. 1,226 317,289
Uipath , Inc. Class A
(a)
454 5,525
Zoom Video Communications, Inc. Class A
(a)
2,150 129,860
Total 790,973
Technology Hardware, Storage & Peripherals 1.5%
Dell Technologies, Inc. Class C 1,861 211,559
Hewlett Packard Enterprise Co. 11,607 231,095
HP, Inc. 6,437 232,311
NetApp, Inc. 990 125,710
Pure Storage, Inc. Class A
(a)
331 19,837
Total 820,512
Total Information Technology 4,994,615
Materials  4.6%
Chemicals 1.9%
Ashland, Inc. 413 39,916
Celanese Corp. 693 97,817
CF Industries Holdings, Inc. 1,572 120,085
LyondellBasell Industries NV Class A 2,151 213,939
Mosaic Co. (The) 2,639 78,563
NewMarket Corp. 56 31,409
Olin Corp. 992 45,245

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2024 (Unaudited)
Columbia Research Enhanced Value ETF | 2024 11
Common Stocks (continued)
Issuer Shares Value ($)
PPG Industries, Inc. 1,933 245,452
RPM International, Inc. 811 98,504
Scotts Miracle- Gro Co. (The) 338 26,567
Westlake Corp. 281 41,549
Total 1,039,046
Construction Materials 0.9%
CRH PLC 5,703 488,747
Eagle Materials, Inc. 69 18,789
Total 507,536
Containers & Packaging 0.5%
Packaging Corp. of America 742 148,304
Smurfit WestRock PLC 2,178 97,661
Sonoco Products Co. 823 44,376
Total 290,341
Metals & Mining 1.2%
Cleveland-Cliffs, Inc.
(a)
2,584 39,664
Nucor Corp. 1,975 321,807
Reliance, Inc. 470 143,143
Steel Dynamics, Inc. 1,205 160,530
Total 665,144
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 163 16,000
Total Materials 2,518,067
Real Estate  4.5%
Diversified REITs 0.2%
WP Carey, Inc. 1,682 97,236
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc. 1,319 154,706
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc. 5,281 92,470
Park Hotels & Resorts, Inc. 1,593 23,991
Total 116,461
Industrial REITs 0.1%
STAG Industrial, Inc. 1,386 56,563
Office REITs 0.1%
Highwoods Properties, Inc. 803 24,869
Kilroy Realty Corp. 901 33,310
Total 58,179
Real Estate Management & Development 0.5%
CoStar Group, Inc.
(a)
3,084 240,613
Jones Lang LaSalle, Inc.
(a)
253 63,478
Total 304,091
Residential REITs 0.5%
American Homes 4 Rent Class A 2,574 92,896
Invitation Homes, Inc. 4,729 166,792
Total 259,688
Retail REITs 0.7%
Brixmor Property Group, Inc. 2,299 58,556
NNN REIT, Inc. 1,390 62,397
Simon Property Group, Inc. 1,853 284,324
Total 405,277
Specialized REITs 1.9%
EPR Properties 576 25,920
Equinix , Inc. 689 544,475
Gaming and Leisure Properties, Inc. 1,983 99,547
Rayonier, Inc. 1,126 34,151
SBA Communications Corp. 809 177,608
Weyerhaeuser Co. 5,533 175,728
Total 1,057,429
Total Real Estate 2,509,630
Common Stocks (continued)
Issuer Shares Value ($)
Utilities  4.6%
Electric Utilities 3.1%
Edison International 3,733 298,677
Entergy Corp. 2,093 242,725
Evergy , Inc. 2,185 126,730
Exelon Corp. 9,828 365,602
PG&E Corp. 21,104 385,148
Xcel Energy, Inc. 5,455 317,918
Total 1,736,800
Gas Utilities 0.1%
UGI Corp. 2,059 51,022
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 7,079 125,935
Clearway Energy, Inc. Class A 339 8,350
Clearway Energy, Inc. Class C 805 21,477
Total 155,762
Multi-Utilities 1.1%
Ameren Corp. 2,631 208,559
DTE Energy Co. 2,026 244,194
NiSource, Inc. 4,388 137,125
Total 589,878
Total Utilities 2,533,462
Total Common Stocks
(Cost $49,583,033) 53,994,874
Exchange-Traded Equity Funds 1.5%
Issuer Shares Value ($)
Financials  1.5%
Financial Select Sector SPDR Fund 15,182 664,061
iShares U.S. Financials ETF 1,485 150,416
Vanguard Financials ETF 204 21,805
Total 836,282
Total Exchange-Traded Equity Funds
(Cost $742,460) 836,282
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.155%
(e)
292,234 292,234
Total Money Market Funds
(Cost $292,234) 292,234
Total Investments in Securities
(Cost $50,617,727) 55,123,390
Other Assets & Liabilities, Net 32,214
Net Assets 55,155,604

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2024 (Unaudited)
12 Columbia Research Enhanced Value ETF | 2024
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
51
—
38
Notes to Portfolio of Investments
(a)
Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2024, the value of these securities amounted to $38, which represents less than 0.01% of net assets.
(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s
Board of Trustees. At July 31, 2024, the total market value of these securities amounted to $38, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(d)
Valuation based on significant unobservable inputs.
(e)
The rate shown is the seven-day current annualized yield at July 31, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT305_10_P01_(09/24)
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